CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 12,388	$ 707
Items that may be reclassified to net income
Financial contracts and power sale agreements	517	(218)
Marketable securities	214	285
Equity accounted investments	43	(82)
Foreign currency translation	(1,910)	(1,294)
Income taxes	(64)	(38)
Other comprehensive income that may be reclassified to net income	(1,200)	(1,347)
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	6,135	4,794
Revaluation of pension obligations	545	(298)
Equity accounted investments	893	36
Marketable securities	568	316
Income taxes	(1,707)	(1,188)
Other comprehensive income that will not be reclassified to net income	6,434	3,660
Other comprehensive income	5,234	2,313
Comprehensive income	17,622	3,020
Attributable to:
Net income attributable to shareholders	3,966	(134)
Other comprehensive income	1,844	818
Comprehensive income	5,810	684
Net income	8,422	841
Other comprehensive income	3,390	1,495
Comprehensive income	$ 11,812	$ 2,336